SCHEDULE OF STOCKHOLDERS EQUITY (Details) - USD ($)	3 Months Ended						12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021		Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, value	$ (16,361,742)		$ (4,521,640)			$ (88,435)	$ (4,521,640)		$ (88,435)
Common shares issued for services	$ 51,750	$ 21,960	$ 330,575		$ 23,300	$ 15,000	540,136		36,800
Common shares issued for services, shares	1,000,000	200,000	6,500,000		1,250,000	1,500,000
Conversion to common shares							1,564,251
Ending balance, value	$ (16,690,191)	$ (16,361,742)	(10,980,914)	$ (4,521,640)			(16,361,742)		(4,521,640)
no transactions			$ 656,250	$ 36,800			7,400
no transactions, shares				1,700,000
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common shares issued for services				$ 1,560,840
Common shares issued for services, shares				100,000,000
Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common shares issued for services, shares			6,500,000
Conversion to common shares			$ 656,250
Conversion to common shares, shares			10,937,499
Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
no transactions				$ 4,562,062
no transactions, shares				30,000,000
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, value	$ 8		$ 29			$ 29	$ 29		$ 29
Balance, shares	30,081,000		164,402,750			34,402,750	164,402,750		34,402,750
Common shares issued for services
Conversion to common shares			$ (20)					[1]
Conversion to common shares, shares			(203,000)				(134,109,750)
Ending balance, value	$ 8	$ 8	$ 3,009	$ 29			$ 8		$ 29
Balance, shares	30,081,000	30,081,000	30,090,000	164,402,750			30,081,000		164,402,750
no transactions
Preferred Stock [Member] | Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, value			$ 13,411			$ 3,411	$ 13,411		$ 3,411
Balance, shares			134,109,750			34,109,750	134,109,750		34,109,750
Common shares issued for services									$ 10,000
Common shares issued for services, shares									100,000,000
Conversion to common shares							$ (13,411)
Conversion to common shares, shares							(134,109,750)
Ending balance, value				$ 13,411					$ 13,411
Balance, shares				134,109,750					134,109,750
no transactions
no transactions, shares
Preferred Stock [Member] | Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, value	$ 8		$ 29			$ 29	$ 29		$ 29
Balance, shares	81,000		293,000			293,000	293,000		293,000
Common shares issued for services
Common shares issued for services, shares
Conversion to common shares							$ (21)
Conversion to common shares, shares							(212,000)
Ending balance, value	$ 8	$ 8		$ 29			$ 8		$ 29
Balance, shares	81,000	81,000		293,000			81,000		293,000
no transactions
no transactions, shares
Preferred Stock [Member] | Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, value	$ 3,000		$ 3,000				$ 3,000
Balance, shares	30,000,000		30,000,000				30,000,000
Common shares issued for services									$ 3,000
Common shares issued for services, shares									30,000,000
Conversion to common shares
Conversion to common shares, shares
Ending balance, value	$ 3,000	$ 3,000		$ 3,000			$ 3,000		$ 3,000
Balance, shares	30,000,000	30,000,000		30,000,000			30,000,000		30,000,000
no transactions
no transactions, shares
Preferred Stock [Member] | Series A, B and C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance, value	$ 3,008		$ 16,440			$ 3,440	$ 16,440		$ 3,440
Balance, shares	30,081,000		164,402,750			34,402,750	164,402,750		34,402,750
Common shares issued for services									$ 13,000
Common shares issued for services, shares									130,000,000
Conversion to common shares							$ (13,432)
Conversion to common shares, shares							(134,321,750)
Ending balance, value	$ 3,008	$ 3,008		$ 16,440			$ 3,008		$ 16,440
Balance, shares	30,081,000	30,081,000		164,402,750			30,081,000		164,402,750
no transactions
no transactions, shares

[1]	Series A and Series C Preferred Stock amounts reflected in mezzanine equity